Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 14 - Accumulated Other Comprehensive Income (loss)

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	March 31,
	2015	2014
	(In Thousands)
Net unrealized gain on securities available for sale	$207	$174
Tax effect	(85)	(72)
Net of tax amount	122	102
Benefit plan adjustments	(1,021)	(706)
Tax effect	418	289
Net of tax amount	(603)	(417)
Accumulated other comprehensive loss	$(481)	$(315)